Statement of Cash Flows - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Other Income	$ 91,921
Payments to suppliers (inclusive of GST)	(9,793,467)	(8,420,244)
Cash flows from (used in) operations	(9,701,546)	(8,420,244)
Interest received	160,923
Net cash used in operating activities	(9,540,623)	(8,420,244)
Cash flows from financing activities
Proceeds from issue of shares (net of costs)	53,735,958	8,561,589
Proceeds from issue of pre-funded warrants	21,585,452	1,178,106
Net cash from financing activities	75,321,410	9,739,695
Net increase in cash and cash equivalents	65,780,787	1,319,451
Cash and cash equivalents at the beginning of the financial half-year	4,344,691	1,657,478
Effects of exchange rate changes on cash and cash equivalents	(665,498)	87,379
Cash and cash equivalents at the end of the financial half-year	$ 69,459,980	$ 3,064,308